Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
A reconciliation of the beginning and ending amount of allowance for doubtful accounts is as follows for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Beginning balance of allowance for doubtful accounts	$2	$1	$1
Bad debt expense	5	2	1
Charge-offs	—	(1)	(1)
Ending balance of allowance for doubtful accounts	$7	$2	$1